Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

14. INCOME TAXES

The components of income tax expense (benefit) are as follows:

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Current	(45,094)	(13,879)	102,046	3,371
Deferred	51,878	(4,990)	67,660	2,235

Income tax expense (benefit)	6,784	(18,869)	169,706	5,606

The income (loss) before income taxes for domestic and foreign entities is as follows:

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Domestic	(1,729,580)	(211,763)	(260,360)	(8,601)
Foreign entities
SMI Taiwan	(194,151)	170,227	1,252,234	41,369
FCI	(294,079)	(150,863)	369,314	12,201
SMI USA	(19,272)	48,870	26,915	889
Others	(65,332)	(30,707)	3,035	100

	(2,302,414)	(174,236)	1,391,138	45,958

Since the Company is based in the Cayman Islands, a tax-free country, domestic tax on pretax income is calculated at the Cayman Islands statutory rate of zero for each year.

The Company and its subsidiaries file separate income tax returns. A reconciliation of income tax expense on pretax income at statutory rate and income tax expense is shown below:

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$ (Note 3)
Cayman statutory rate	—	—	—	—
Tax on pretax income at statutory rate	181	14,449	228,897	7,562
Tax-exempt income	—	(37,294)	(102,695)	(3,393)
Permanent differences	—	7,909	56,202	1,857
Temporary differences	(37,478)	79,583	(18,184)	(601)
Alternative minimum tax	235	27,457	82,800	2,735
Income tax (10%) on undistributed earnings	—	5,383	67,238	2,221
Net changes in income tax credit	(161,127)	(144,031)	8,420	278

	Year Ended December 31
	2009	2010	2011
	NT$	NT$	NT$	US$
Net changes in valuation allowance of deferred income tax assets	256,100	62,846	(51,504)	(1,702)
Net operating loss carryforwards	(79,534)	12,431	10,091	334
Liabilities related to unrealized tax benefits	50,424	(49,164)	(21,752)	(719)
Adjustment of prior years' taxes and others	(22,017)	1,562	(89,807)	(2,966)

Income tax expense (benefit)	6,784	(18,869)	169,706	5,606

Deferred income tax assets are as follows:

	December 31
	2010	2011
	NT$	NT$	US$ (Note 3)
Current:
Notes and accounts receivable	43,936	42,570	1,406
Stock-based compensation	11,308	20,892	690
Allowance for sales return	5,553	7,599	251
Inventory reserve	49	21,279	703
Foreign currency translation	24,245	2,881	95
Investment tax credits	48,218	75,318	2,488
Others	(18,229)	9,529	315
Valuation allowance	(66,189)	(147,438)	(4,870)

	48,891	32,630	1,078

Non-current:
Inventory reserve	42,085	22,114	731
Property and equipment	22,298	26,488	875
Investment tax credits	321,182	295,062	9,748
Net operating loss carryforwards	237,940	193,822	6,403
Others	42,334	(14,246)	(471)
Valuation allowance	(503,101)	(411,900)	(13,608)

	162,738	111,340	3,678

The valuation allowance shown in the table above relates to net operating loss carryforwards, tax credits and temporary differences for which the Company believes that realization is uncertain. The valuation allowance increased by NT$18,633 thousand and decreased by NT$9,952 thousand (US$329 thousand) for the years ended December 31, 2010 and 2011, respectively. The decrease in valuation allowance is primarily due to the Company being able to generate more taxable income in the future to utilize operating loss carryforwards and research and development credits before they expire. As of December 31, 2011, SMI Taiwan had unused research and development tax credits of NT$183,843 thousand (US$6,073 thousand) which will expire in 2012 to 2013. In addition, profits generated from certain products are exempted from income tax for five years beginning January 1, 2006 and January 1, 2010.

As of December 31, 2011, FCI had unused research and development tax credits of approximately NT$77,384 thousand (US$2,556 thousand) which will expire in 2013 to 2016.

As of December 31, 2011, the Company's United States federal net operating loss carryforwards for federal income tax purposes were approximately NT$165,257 thousand (US$5,459 thousand). If not utilized, the federal net operating loss carryforwards will expire in 2021.

As of December 31, 2011, the Company's United States federal and state research and development tax credit carryforwards for federal and state income tax purposes were approximately NT$66,227 thousand (US$2,189 thousand) and NT$42,926 thousand (US$1,418 thousand), respectively. If not utilized, the federal tax credit carryforwards will expire starting in 2021 while the state tax credit carryforward has no expiration date.

Current United States federal and California state laws include substantial restrictions on the utilization of net operating losses and credits in the event of an "ownership change" of a corporation. Accordingly, the Company's ability to utilize net operating loss and tax credit carryforwards may be limited as a result of such "ownership change". Such a limitation could result in the expiration of carryforwards before they are utilized.

Unrecognized Tax Benefit

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	Year Ended December 31
	2010	2011
	NT$	NT$	US$ (Note 3)

Balance, beginning of year	321,164	184,067	6,081

Increases in tax positions taken in current year	7,729	22,830	754

Decrease in tax position taken in prior year primarily related to the resolution of tax audit	(144,826)	(121,222)	(4,005)

Balance, end of year	184,067	85,675	2,830

At December 31, 2011, the Company had NT$85,675 thousand (US$2,830 thousand) of unrecognized tax benefits that if recognized would affect the effective tax rate. For the years ended December 31, 2009, 2010 and 2011, the total amount of interest expense and penalties related to uncertain tax positions recorded in the provision for income tax expense was approximately NT$2,681 thousand, NT$2,579 thousand and NT$14,365 thousand (US$475 thousand), respectively. The total amount of accrued interest and penalties recognized as of December 31, 2010 and 2011 was NT$9,079 thousand and NT$23,598 thousand (US$ 780 thousand), respectively. The Company does not anticipate any material change in the total amount of unrecognized tax benefits to occur within the next twelve months.

The Company files income tax returns in United States and foreign jurisdictions. The following table summarizes the Company's major jurisdictions and tax year that remain subject to examination by tax authorities as of December 31, 2011:

Tax Jurisdiction	Tax Years

SMI Taiwan	2006 and onward

FCI	2006 and onward

SMI USA	2007 onward